-------------------------------------------------------------------------------
                                    SEMI-ANNUAL REPORT, December 31, 1995

                                           CAPPIELLO-RUSHMORE TRUST

                                4922 FAIRMONT AVENUE, BETHESDA, MARYLAND 20814
                                        (800) 622-1386 (301) 657-1510

[LOGO OF CAPPIELLO RUSHMORE FUND APPEARS HERE]

-------------------------------------------------------------------------------

Dear Fellow Investor:

  The past year was noteworthy as being among the strongest in stock market history. In terms of performance, the S&P 500 was up 37.6% and the Dow Jones Utility Average was up over 25.4%. The "prime mover" for the markets was a combination of rising corporate earnings and declining interest rates. Additionally, price earnings ratios expanded in most stock sectors reflecting the fact that investors were willing to pay more for each dollar of earnings in a period of lower inflation and lower interest rates. All of the Cappiello-Rushmore Funds' investment performances were most satisfactory as measured against the market indices as follows:

-------------------------------------------------------------------------------
                               TOTAL RETURN 1995
                      January 1, 1995--December 31, 1995

        Cappiello-Rushmore Growth                        +37.08%
        Cappiello-Rushmore Emerging Growth               +35.96%
        Cappiello-Rushmore Gold                           +4.09%
        Cappiello-Rushmore Utility Income                +29.83%

                * * * * * * * * * * * * * * * * * * * * * * * *

        Standard & Poor's 500 Index                      +37.58%
        Philadelphia Exchange Gold & Silver Index (XAU)  +10.14%

 The S&P 500 is an unmanaged index and, unlike the Funds, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.
-------------------------------------------------------------------------------

  The Growth Fund's performance, up more than 37%, was the result of our emphasis on mid-capitalization and large capitalization stocks in the faster growing sectors of the economy such as healthcare (United Heathcare, Shared Medical) and in technology (Sun Microsystems).
-------------------------------------------------------------------------------

  The Emerging Growth Fund's performance was up 35.9% despite the fact that smaller capitalization stocks did not do as well as the larger cap blue chips in 1995. Contributing to the Fund's performance were companies in a broad spectrum of sectors including National Media Corporation (up more than four times) and LSI Logic (up more than 62%). We continue to search for undervalued growth companies in all sectors of the economy; in addition to the fast-growing technology and healthcare areas.

  The Cappiello-Rushmore Utility Income Fund recorded a 29.8% return for the year bettering the Dow Jones Utility Average's performance of 25.4%. This is the second consecutive year of the Fund's superior performance versus the Dow Utility Average. On January 5, 1996, Investor's Business Daily noted that the Cappiello-Rushmore Utility Income Fund was one of the top performing specialty funds for the quarter ended December 31, 1995.

  The Gold Fund has been in operation since March 7, 1994 and enjoyed modest performance given the relatively flat price of gold and other precious metals. Gold prices began to climb in the first month of 1996, however, moving above the $400 per ounce level. We continue to believe that the rising demand for gold (both for industrial use and jewelry) will be significantly augmented by investment demand. Most experts forecast a slower pace for gold production and a significant reduction in central bank's selling of gold. This should make for improved prices of gold and other precious metals in 1996 and thereby enhance the total value of the Cappiello-Rushmore Gold Fund.

                         OUTLOOK FOR 1996: THE ECONOMY

  The near term outlook continues to look sluggish with no recession in 1996, but not much growth either. The largest force in our economy, the consumer, continues to be cautious and careful. Most of this caution was reflected in the disappointing Christmas season for retailers. Exports (about 14% of the economy) have been slowing due to the weakening economies of major buyers of U.S. goods: Japan, Mexico, and Europe. Only Canada, as the number one buyer of U.S. goods, is in an expansion phase. Capital spending, a bulwark of growth for the past several years, is the only expanding force in the economy, reflecting the actions of corporations as they increase spending to raise productivity and efficiency. Accordingly, the first half of 1996 will reflect a much slower growth rate than 1995. Slower growth with low inflation (under 3%) is the perfect recipe for the Federal Reserve to cut interest rates.

  Expectations are that the Federal Reserve will cut interest rates in the next several months. Combining these rate cuts with those expected in Germany and Japan should stimulate exports (now 14% of Gross Domestic Product--the broadest measure of the nation's output of goods and services) and thereby add strength to the second half of the year. We expect an average annual growth of 2.5% in 1996 as measured by Gross Domestic Product.

  Despite the slackening economy, corporate earnings should be up this year, a reflection of a modest increase in sales and continued improving profit margins. The best comparison should come in the second half of the year. Price earnings ratios, currently in the 15:1 to 16:1 range, are not excessive for a period when inflation is below 3%.

                      OUTLOOK FOR 1996: THE STOCK MARKET

  The past year was an extraordinary time for the financial markets. The current year, 1996, is expected to be more normal with market "corrections" from time to time and a total return well below the level of 1995. Something in the order of 10-15% would seem to be within reason considering the economic outlook, stock market history following big years such as 1995, and the four year cyclical trend of stock prices tied to the presidential election schedule.

  In our opinion, there are largely two risks for the financial markets. First, the economy must continue to grow at 2% or more. Any rate below that is too great a threat to earnings. Second, the flow of funds into the stock market must continue. In fact, as interest rates continue to fall, stocks become a more attractive alternative to bonds or savings accounts. Individuals have been increasing their equity holdings during the past several years, but the percentage of stock relative to individuals' assets is still much lower than in some past periods such as the 1960's. Increasingly, middle income earners are coming to believe that stocks may represent their only hope of a decent retirement living, as faith in the Social Security System is waning. Additionally, forecasted lower interest rates in 1996 should benefit utility stocks (particularly the electrics) where the Cappiello-Rushmore Utility Income Fund is well positioned.

  Finally, we believe the rationale to own U.S. equities now is based on the positive position of the corporate sector in the U.S. Despite the political rhetoric out of Washington, American corporations are better off than the competition in any other major industrial nation. In terms of labor relations, government intervention, debt levels, modernization of productions facilities, and currency valuation, things could hardly be better. The approach says nothing about short-term timing, and indeed a correction in this market would not be a surprise. However, looking out six to twelve months, the opportunities for U.S. stocks in an expanding global economy appear attractive.

  A slower economy does not necessarily mean lower stock prices. If interest rates continue to moderate, stock prices will have good underlying support even if earnings grow less rapidly than in 1995. In this environment there will be heightened interest in large and small capitalization companies whose earnings continue to grow at above average rates. Companies such as these are well represented in the Cappiello-Rushmore Growth and Emerging Growth Funds, respectively.

                                          /s/ Frank Cappiello

                                          Frank A. Cappiello
                                          Chairman, Cappiello-Rushmore Trust
                                          January 31, 1996

December 31, 1995                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

UTILITY INCOME FUND                       GROWTH FUND

---------------------------------------------------------------------------
                                                               Market Value
 Shares                                                            (Note 1)
---------------------------------------------------------------------------
COMMON STOCKS
 GAS & ELECTRIC -- 69.65%
  15,000 Allegheny Power Systems, Inc.                         $   429,375
  40,000 Central and South West Corp.                            1,115,000
  91,440 Citizens Utilities Co., Ser. A                          1,165,860
  20,000 CMS Energy Corp.                                          597,500
  30,000 Detroit Edison Co.                                      1,035,000
  50,000 Houston Industries, Inc.                                1,212,500
  20,000 Interstate Power Co.                                      665,000
  40,000 Long Island Lighting Co.                                  655,000
  20,000 Potomac Electric Power Co.                                525,000
  25,000 Public Service Co. of Colorado                            884,375
  40,000 Public Service Enterprise Group, Inc.                   1,225,000
  28,000 Southern Co.                                              689,500
  22,000 Texas Utilities Co.                                       904,750
  46,000 TNP Enterprises, Inc.                                     862,500
  17,000 Union Electric Co.                                        709,750
  31,000 United Illuminating Co.                                 1,158,625
  30,000 Washington Water Power Co.                                525,000
                                                               -----------
                                                                14,359,735
                                                               -----------
 NATURAL GAS DISTRIBUTION -- 9.72%
  40,000 Brooklyn Union Gas Co.                                  1,170,000
  40,700 Washington Gas Light Co.                                  834,350
                                                               -----------
                                                                 2,004,350
                                                               -----------
 TELEPHONE -- 15.32%
  30,000 Alltel Corp.                                              885,000
  20,000 Nynex Corp.                                             1,080,000
  30,000 Southern New England Telecommunications Corp.           1,192,500
                                                               -----------
                                                                 3,157,500
                                                               -----------
 TOTAL COMMON STOCKS -- 94.69%
  (COST $16,972,637)                                            19,521,585
                                                               -----------
CONVERTIBLE PREFERRED -- 4.03%
  19,000 Sea Containers, Ltd. Conv. Pfd. $4.00
          (Cost $856,320)                                          831,250
                                                               -----------
MUTUAL FUNDS -- 1.28%
 264,402 Fund for Government Investors, Inc. (Cost $264,402)       264,402
                                                               -----------
 TOTAL INVESTMENTS -- 100.00%
  (COST $18,093,359)                                           $20,617,237
                                                               ===========

*Non-income producing.
See Notes to Financial Statements.

-----------------------------------------------------------
                                               Market Value
 Shares                                            (Note 1)
-----------------------------------------------------------
COMMON STOCKS

 BEVERAGES -- SOFT DRINKS -- 2.76%
  10,000 Coca-Cola Co.                         $    742,500
                                               ------------
 CHEMICALS -- 1.92%
   8,700 W. R. Grace Co.                            514,388
                                               ------------
 COMPUTER AND BUSINESS
  EQUIPMENT -- 12.35%
  20,000 Cisco Systems, Inc.*                     1,492,500
  40,000 Sun Microsystems, Inc.*                  1,825,000
                                               ------------
                                                  3,317,500
                                               ------------
 COMPUTER SOFTWARE INFORMATION
  PROCESSING -- 8.36%
  20,000 Reynolds & Reynolds Co.                    777,500
  27,000 Shared Medical Systems Corp.             1,468,125
                                               ------------
                                                  2,245,625
                                               ------------
 COMPUTER SOFTWARE -- 2.15%
  25,000 Softkey International, Inc.*               578,125
                                               ------------
 DIVERSIFIED ELECTRONICS -- 3.66%
  20,000 GM Hughes Electronics Corp.                982,500
                                               ------------
 FINANCIAL -- 15.97%
  15,000 American Express Co.                       620,625
  19,000 Franklin Resources, Inc.                   957,125
  20,000 Bancorp Hawaii, Inc.                       717,500
  50,000 Charles Schwab Corp.                     1,006,250
  15,000 Student Loan Marketing Association         988,125
                                               ------------
                                                  4,289,625
                                               ------------
 HEALTHCARE -- 16.31%
  20,000 CR Bard, Inc.                              645,000
  30,000 Health Systems International, Inc.*        963,750
  35,000 Horizon/CMS Healthcare*                    883,750
  27,900 Tenet Healthcare Corp.*                    578,925
  20,000 United Healthcare Corp.                  1,310,000
                                               ------------
                                                  4,381,425
                                               ------------
 MANUFACTURING EQUIPMENT -- 2.16%
  22,500 Ultratech Stepper, Inc.*                   579,375
                                               ------------
 RETAIL -- 11.69%
  25,000 Albertsons, Inc.                           821,875
 200,000 K-Mart Corp.*                            1,450,000
  50,000 Limited, Inc.                              868,750
                                               ------------
                                                  3,140,625
                                               ------------

December 31, 1995                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)

GROWTH FUND (CONTINUED)                   EMERGING GROWTH FUND

---------------------------------------------------------------------------
                                                               Market Value
 Shares                                                            (Note 1)
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

 SEMICONDUCTORS/COMPONENTS -- 8.91%
  14,000 Micron Technology, Inc.                               $   554,750
  60,000 National Semiconductor Corp.*                           1,335,000
  20,000 Silicon Valley Group, Inc.*                               505,000
                                                               -----------
                                                                 2,394,750
                                                               -----------
 TELECOMMUNICATIONS/EQUIPMENT -- 2.89%
  20,000 Nokia Corp. (ADR)                                         777,500
                                                               -----------
 TRANSPORTATION -- 6.25%
  20,487 KLM Royal Dutch Airlines                                  722,167
  30,500 Pittston Services Group                                   956,937
                                                               -----------
                                                                 1,679,104
                                                               -----------
 TOTAL COMMON STOCKS -- 95.38%
  (COST $20,961,909)                                            25,623,042
                                                               -----------
WARRANTS -- 3.72%
 125,000 Federated Department Stores, Inc.*
          WTS C (Cost $734,513)                                  1,000,000
                                                               -----------
MUTUAL FUNDS -- 0.90%
 242,321 Fund for Government Investors, Inc. (Cost $242,321)       242,321
                                                               -----------
 TOTAL INVESTMENTS -- 100.00%
  (COST $21,938,743)                                           $26,865,363
                                                               ===========

*Non-income producing.
See Notes to Financial Statements.

-----------------------------------------------------------
                                               Market Value
 Shares                                            (Note 1)
-----------------------------------------------------------
COMMON STOCKS

 AUTO--2.44%
  45,000 Lo-Jack Corp.*                        $   500,625
  40,000 Sheldahl, Inc.*                           725,000
                                               -----------
                                                 1,225,625
                                               -----------
 COMPUTER SOFTWARE--3.57%
  45,000 Dataworks Corp.*                          568,125
  30,000 Softkey International, Inc.*              693,750
  57,000 Vmark Software, Inc.*                     534,375
                                               -----------
                                                 1,796,250
                                               -----------
 COMPUTER SOFTWARE INFORMATION
  PROCESSING -- 7.63%
  57,800 National Data Corp.                     1,430,550
  35,000 Shared Medical Systems Corp.            1,903,125
  20,000 Transaction Network Services, Inc.*       500,000
                                               -----------
                                                 3,833,675
                                               -----------
 COMMUNICATIONS PRODUCTS--9.36%
  50,000 Applied Voice Technology, Inc.*           687,500
  50,000 Boca Research, Inc.*                    1,325,000
  50,000 Madge Networks NV*                      2,237,500
  25,000 Netstar, Inc.*                            456,250
                                               -----------
                                                 4,706,250
                                               -----------
 ELECTRONICS--0.95%
  25,000 Mylex Corp.*                              478,125
                                               -----------
 FINANCIAL--0.25%
 106,500 Search Capital Group, Inc.*               123,146
                                               -----------
 HEALTHCARE PRODUCTS--11.29%
  24,000 Hanger Orthopedic Group, Inc.*             66,000
  25,000 ICU Medical, Inc.*                        425,000
  70,000 I-STAT Corp.*                           2,275,000
  53,000 KV Pharmaceutical Co., Class A*           708,875
  17,000 Lifequest Medical, Inc.*                   46,750
  20,000 Neoprobe Corp.*                           322,500
  45,000 Neurex Corp.*                             410,625
  10,000 Neurogen Corp.*                           268,750
  50,000 Protein Design Labs, Inc.*              1,156,250
                                               -----------
                                                 5,679,750
                                               -----------

December 31, 1995                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)

EMERGING GROWTH FUND (CONTINUED)          EMERGING GROWTH FUND (CONTINUED)

----------------------------------------------------------
                                              Market Value
 Shares                                           (Note 1)
----------------------------------------------------------
COMMON STOCKS (CONTINUED)

 HEALTHCARE SERVICES -- 4.68%
 280,000 Unilab Corp.*                        $   752,500
 100,000 Universal Hospital Services, Inc.*       975,000
  16,000 Visx, Inc.*                              624,000
                                              -----------
                                                2,351,500
                                              -----------
 INSURANCE -- 0.86%
  30,000 Titan Holdings, Inc.                     431,250
                                              -----------
 LEISURE -- 2.58%
 111,700 Ek Chor China Motorcycle Co., Ltd.     1,298,512
                                              -----------
 MANUFACTURING -- 4.47%
 105,000 Simula, Inc.*                          1,968,750
  25,000 Speedfam International, Inc.*            281,250
                                              -----------
                                                2,250,000
                                              -----------
 MEDIA -- 11.45%
 274,300 National Media Corp.*                  5,760,300
                                              -----------
 MISCELLANEOUS -- 1.78%
  25,000 Uniphase Corp.*                          893,750
                                              -----------
 OIL AND GAS PRODUCTION & SERVICE -- 8.78%
 150,000 Reading & Bates Corp.*                 2,250,000
  75,000 Weatherford Enterra, Inc.*             2,165,625
                                              -----------
                                                4,415,625
                                              -----------
 RETAIL -- 8.31%
 300,000 Filenes Basement Corp.*                  693,750
 114,800 Intertan, Inc.*                          832,300
 153,000 Programmers Paradise, Inc.*            1,032,750
 370,000 Score Board, Inc.*                     1,618,750
                                              -----------
                                                4,177,550
                                              -----------
 SEMICONDUCTORS/COMPONENTS -- 5.83%
  62,000 Actel Corp.*                             666,500
  27,500 Credence Systems Corp.*                  629,063
  50,000 LSI Logic Corp.*                       1,637,500
                                              -----------
                                                2,933,063
                                              -----------

*Non-income producing.
See Notes to Financial Statements.

-------------------------------------------------------------------------------
                                                                   Market Value
 Shares                                                                (Note 1)
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

 TELECOMMUNICATIONS -- 7.83%
    15,000 Alpha Industries, Inc.*                                 $   211,875
    30,000 AML Communications, Inc.*                                   315,000
    25,000 Celeritek, Inc.*                                            265,625
    40,000 Davox Corp.*                                                475,000
    70,000 Hungarian Telephone & Cable Co.*                            743,750
    65,000 Metricom, Inc.*                                             885,625
    38,000 Network Equipment Technology*                             1,040,250
                                                                   -----------
                                                                     3,937,125
                                                                   -----------
 TRANSPORTATION -- 4.58%
   116,000 World Airways, Inc.*                                      1,305,000
   100,000 Worldcorp, Inc.*                                          1,000,000
                                                                   -----------
                                                                     2,305,000
                                                                   -----------
 TOTAL COMMON STOCKS -- 96.64%
  (COST $42,041,324)                                                48,596,496
                                                                   -----------
MUTUAL FUNDS -- 3.36%
 1,691,708 Fund for Government Investors, Inc. (Cost $1,691,708)     1,691,708
                                                                   -----------
 TOTAL INVESTMENTS -- 100.00%
  (COST $43,733,032)                                               $50,288,204
                                                                   ===========

December 31, 1995                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)

GOLD FUND

-------------------------------------------------------------------------------
                                                                   Market Value
 Shares                                                                (Note 1)
-------------------------------------------------------------------------------
COMMON STOCKS

 METALS AND MINING -- 79.36%
    25,000 Agnico Eagle Mines, LTD.                                 $  315,625
    40,000 Amax Gold, Inc.*                                            290,000
    12,000 Barrick Gold Corp.                                          316,500
    35,000 Battle Mountain Gold Co.                                    293,125
    25,000 Cambior Inc.                                                271,875
    17,000 Coeur D'Alene Mines Corp.                                   291,125
    30,000 Echo Bay Mines, LTD.                                        311,250
    70,000 FMC Gold Co.                                                288,750
    40,000 Glamis Gold , LTD.                                          250,000
    30,000 Hemlo Gold Mines, Inc.                                      281,250
    20,000 Homestake Mining Co.                                        312,500
    40,000 Kinross Gold Corp.*                                         305,000
    60,000 Miramar Mining Corp.*                                       292,500
     7,000 Newmont Gold Co.                                            306,250
     7,000 Newmont Mining Corp.                                        316,750
    12,000 Placer Dome, Inc.                                           289,500
    85,000 Royal Oak Mines, Inc.*                                      302,813
    25,000 Santa Fe Pacific Gold Corp.                                 303,125
    16,000 Stillwater Mining Co.*                                      308,000
    45,000 TVX Gold, Inc.*                                             320,625
                                                                    ----------
 TOTAL COMMON STOCKS -- 79.36%
  (COST $5,757,029)                                                  5,966,563
                                                                    ----------
MUTUAL FUNDS -- 20.64%
 1,551,402 Fund for Government Investors, Inc. (Cost $1,551,402)     1,551,402
                                                                    ----------
 TOTAL INVESTMENTS -- 100.00%
  (COST $7,308,431)                                                 $7,517,965
                                                                    ==========

*Non-income producing.
See Notes to Financial Statements.

December 31, 1995                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                    UTILITY                EMERGING
                                  INCOME FUND GROWTH FUND GROWTH FUND GOLD FUND
--------------------------------------------------------------------------------
  ASSETS
   Securities at Value (Note 1,
    see portfolios for cost in-
    formation)..................  $20,617,237 $26,865,363 $50,288,204 $7,517,965
   Dividends Receivable.........      121,705      14,060       7,330      5,706
   Interest Receivable..........        1,318       6,787      11,114      4,213
   Receivable for Securities
    Sold........................      916,357   1,900,971         --     104,997
   Receivable for Shares Pur-
    chased......................      195,764      79,453     122,195     17,006
                                  ----------- ----------- ----------- ----------
    Total Assets................   21,852,381  28,866,634  50,428,843  7,649,887
                                  ----------- ----------- ----------- ----------
  LIABILITIES
   Dividends Payable............       59,946         --       53,563        --
   Investment Advisory Fee Pay-
    able........................        6,093      11,985      21,349      4,802
   Administration Fee Payable...       12,186      23,970      42,698      6,860
   Liability for Shares Re-
    deemed......................      178,594   2,118,092   1,281,982  1,632,094
   Liability for Securities Pur-
    chased......................      177,120         --      266,667        --
                                  ----------- ----------- ----------- ----------
    Total Liabilities...........      433,939   2,154,047   1,666,259  1,643,756
                                  ----------- ----------- ----------- ----------
  NET ASSETS....................  $21,418,442 $26,712,587 $48,762,584 $6,006,131
                                  =========== =========== =========== ==========
  Shares Outstanding............    2,034,207   1,623,732   3,099,917    656,028
                                  =========== =========== =========== ==========
  Net Asset Value Per Share.....       $10.53      $16.45      $15.73      $9.16
                                  =========== =========== =========== ==========
--------------------------------------------------------------------------------

 See Notes to Financial Statements.

For the Six Months Ended December 31, 1995              CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                  UTILITY                 EMERGING
                                INCOME FUND GROWTH FUND  GROWTH FUND GOLD FUND
--------------------------------------------------------------------------------
  INVESTMENT INCOME
  Interest....................  $   48,323  $   34,153    $ 129,742  $  18,152
  Dividends...................     503,203     125,072       45,765     23,807
                                ----------  ----------    ---------  ---------
  Total Investment Income.....     551,526     159,225      175,507     41,959
                                ----------  ----------    ---------  ---------
  EXPENSES
  Investment Advisory Fee
   (Note 2)...................      31,162      60,619      139,941     26,131
  Administrative Fee (Note
   2).........................      62,325     121,238      279,881     37,330
                                ----------  ----------    ---------  ---------
  Total Expenses..............      93,487     181,857      419,822     63,461
                                ----------  ----------    ---------  ---------
  NET INVESTMENT INCOME
   (LOSS).....................     458,039     (22,632)    (244,315)   (21,502)
                                ----------  ----------    ---------  ---------
  Net Realized Gain (Loss) on
   Investments................     338,976     933,898    1,069,454   (135,262)
  Net Change in Unrealized
   Appreciation (Depreciation)
   of Investments.............   1,895,137   1,542,323     (134,464)  (329,492)
                                ----------  ----------    ---------  ---------
  NET GAIN (LOSS) ON INVEST-
   MENTS......................   2,234,113   2,476,221      934,990   (464,754)
                                ----------  ----------    ---------  ---------
  NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS.................  $2,692,152  $2,453,589    $ 690,675  $(486,256)
                                ==========  ==========    =========  =========
--------------------------------------------------------------------------------

 See Notes to Financial Statements.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                     UTILITY
                                   INCOME FUND                 GROWTH FUND
---------------------------------------------------------------------------------
                            FOR THE SIX   FOR THE SIX   FOR THE SIX   FOR THE SIX
                            MONTHS ENDED  MONTHS ENDED  MONTHS ENDED  MONTHS ENDED
                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                1995          1994          1995          1994
                            ------------  ------------  ------------  ------------
  FROM INVESTMENT ACTIVI-
   TIES
  Net Investment Income
   (Loss).................  $   458,039   $   310,889   $   (22,632)  $    18,604
  Net Realized Gains
   (Losses) on Investment
   Transactions...........      338,976      (344,643)      933,898       256,659
  Net Change in Unrealized
   Appreciation
   (Depreciation) of
   Investments............    1,895,137       375,805     1,542,323       620,171
                            -----------   -----------   -----------   -----------
  Net Increase (Decrease)
   in Net Assets Resulting
   from Operations........    2,692,152       342,051     2,453,589       895,434
  DISTRIBUTIONS TO SHARE-
   HOLDERS
  From Net Investment
   Income.................     (459,010)     (311,144)          --        (18,530)
  From Net Realized Gain
   on Investments.........          --            --            --            --
  FROM SHARE TRANSACTIONS
   (Note 4)...............    2,034,451    10,484,421     4,922,343     4,913,042
                            -----------   -----------   -----------   -----------
  Net Increase in Net
   Assets.................    4,267,593    10,515,328     7,375,932     5,789,946
  NET ASSETS -- Beginning
   of Period..............   17,150,849     9,116,957    19,336,655     9,992,632
                            -----------   -----------   -----------   -----------
  NET ASSETS -- End of Pe-
   riod...................  $21,418,442   $19,632,285   $26,712,587   $15,782,578
                            ===========   ===========   ===========   ===========
---------------------------------------------------------------------------------

 See Notes to Financial Statements.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                    EMERGING
                                   GROWTH FUND                  GOLD FUND
--------------------------------------------------------------------------------
                            FOR THE SIX   FOR THE SIX   FOR THE SIX  FOR THE SIX
                            MONTHS ENDED  MONTHS ENDED  MONTHS ENDED MONTHS ENDED
                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                1995          1994          1995         1994
                            ------------  ------------  ------------ ------------
  FROM INVESTMENT ACTIVI-
   TIES
  Net Investment Loss.....  $  (244,315)  $   (54,601)   $  (21,502)  $  (18,273)
  Net Realized Gains
   (Losses) on Investment
   Transactions...........    1,069,454        87,802      (135,262)      35,362
  Net Change in Unrealized
   Appreciation
   (Depreciation) of
   Investments............     (134,464)    1,958,509      (329,492)    (307,338)
                            -----------   -----------    ----------   ----------
  Net Increase (Decrease)
   in Net Assets Resulting
   from Operations........      690,675     1,991,710      (486,256)    (290,249)
  DISTRIBUTIONS TO SHARE-
   HOLDERS
  From Net Investment
   Income.................          --            --            --           --
  From Net Realized Gain
   on Investments.........     (344,884)          --            --           --
  FROM SHARE TRANSACTIONS
   (Note 4)...............   11,811,017      (201,262)     (303,468)     137,955
                            -----------   -----------    ----------   ----------
  Net Increase (Decrease)
   in Net Assets..........   12,156,808     1,790,448      (789,724)    (152,294)
  NET ASSETS -- Beginning
   of Period..............   36,605,776    18,132,910     6,795,855    6,395,263
                            -----------   -----------    ----------   ----------
  NET ASSETS -- End of Pe-
   riod...................  $48,762,584   $19,923,358    $6,006,131   $6,242,969
                            ===========   ===========    ==========   ==========
--------------------------------------------------------------------------------

 See Notes to Financial Statements.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                    UTILITY
                                                  INCOME FUND
--------------------------------------------------------------------------------
                                FOR THE SIX   FOR THE    FOR THE     FOR THE
                                MONTHS ENDED YEAR ENDED YEAR ENDED PERIOD ENDED
                                DECEMBER 31,  JUNE 30,   JUNE 30,    JUNE 30,
                                    1995        1995       1994       1993*
                                ------------ ---------- ---------- ------------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period......    $ 9.24      $ 8.39     $10.82      $10.00
                                  -------     -------    -------     -------
   Net Investment Income .....      0.254       0.555      0.527       0.255
   Net Realized and Unrealized
    Gains (Losses) on
    Securities................      1.290       0.846     (2.421)      0.820
                                  -------     -------    -------     -------
   Net Increase (Decrease) in
    Net Asset Value Resulting
    from Operations...........      1.544       1.401     (1.894)      1.075
   Dividends to Shareholders..     (0.254)     (0.551)    (0.525)     (0.255)
   Distributions to
    Shareholders from Net
    Realized Capital Gains....        --          --      (0.011)        --
                                  -------     -------    -------     -------
   Net Increase (Decrease) in
    Net Asset Value...........      1.29        0.85      (2.43)       0.82
                                  -------     -------    -------     -------
   Net Asset Value -- End of
    Period....................    $10.53      $ 9.24     $ 8.39      $10.82
                                  =======     =======    =======     =======
  Total Investment ReturnB....     16.90%      16.62%    (18.18)%      9.98%
  Ratios to Average Net
   Assets:
   Expenses...................      1.05%A      1.05%      1.05%       1.05%
   Net Investment Income .....      5.14%A      6.26%      5.21%       3.31%
  Supplementary Data:
   Portfolio Turnover Rate....     31.24%     147.04%     26.13%      15.93%
   Number of Shares
    Outstanding at End of
    Period
    (000's omitted)...........      2,034       1,855      1,086         778

 --------
 A Annualized.
 B Total Investment Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------

* From Commencement of Operations October 6, 1992.
See Notes to Financial Statements.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  GROWTH FUND
--------------------------------------------------------------------------------
                                FOR THE SIX   FOR THE    FOR THE     FOR THE
                                MONTHS ENDED YEAR ENDED YEAR ENDED PERIOD ENDED
                                DECEMBER 31,  JUNE 30,   JUNE 30,    JUNE 30,
                                    1995        1995       1994       1993*
                                ------------ ---------- ---------- ------------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period......    $14.64      $11.05     $10.63      $10.00
                                  -------     -------    -------     -------
   Net Investment Income
    (Loss)....................     (0.015)      0.014     (0.021)      0.012
   Net Realized and Unrealized
    Gains on Securities.......      1.825       3.593      0.444       0.620
                                  -------     -------    -------     -------
   Net Increase in Net Asset
    Value Resulting from
    Operations................      1.810       3.607      0.423       0.632
   Dividends to Shareholders..        --       (0.017)    (0.003)     (0.002)
   Distributions to
    Shareholders from Net
    Realized Capital Gains....        --          --         --          --
                                  -------     -------    -------     -------
   Net Increase in Net Asset
    Value.....................      1.81        3.59       0.42        0.63
                                  -------     -------    -------     -------
   Net Asset Value -- End of
    Period....................    $16.45      $14.64     $11.05      $10.63
                                  =======     =======    =======     =======
  Total Investment ReturnB....     12.36 %     32.65 %     3.99 %      6.34%
  Ratios to Average Net
   Assets:
   Expenses...................      1.50 %A     1.50 %     1.50 %      1.50%
   Net Investment Income
    (Loss)....................     (0.19)%A     0.12 %    (0.18)%      0.17%
  Supplementary Data:
   Portfolio Turnover Rate....     41.33 %     70.89 %   119.03 %     21.13%
   Number of Shares
    Outstanding at End of
    Period (000's omitted)....      1,624       1,321        904         298

--------
A Annualized.
B Total Investment Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
*From Commencement of Operations October 6, 1992.
See Notes to Financial Statements.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                             EMERGING GROWTH FUND
--------------------------------------------------------------------------------
                                FOR THE SIX   FOR THE    FOR THE     FOR THE
                                MONTHS ENDED YEAR ENDED YEAR ENDED PERIOD ENDED
                                DECEMBER 31,  JUNE 30,   JUNE 30,    JUNE 30,
                                    1995        1995       1994       1993*
                                ------------ ---------- ---------- ------------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period......    $14.96      $10.41     $11.32      $10.00
                                  -------     -------    -------     -------
   Net Investment Income
    (Loss)....................     (0.072)     (0.075)    (0.104)     (0.050)
   Net Realized and Unrealized
    Gains (Losses) on
    Securities................      0.951       4.625     (0.686)      1.377
                                  -------     -------    -------     -------
   Net Increase (Decrease) in
    Net Asset Value Resulting
    from Operations...........      0.879       4.550     (0.790)      1.327
   Dividends to Shareholders..        --          --         --          --
   Distributions to
    Shareholders from Net
    Realized Capital Gains....     (0.109)        --      (0.120)     (0.007)
                                  -------     -------    -------     -------
   Net Increase (Decrease) in
    Net Asset Value...........      0.77        4.55      (0.91)       1.32
                                  -------     -------    -------     -------
   Net Asset Value -- End of
    Period....................    $15.73      $14.96     $10.41      $11.32
                                  =======     =======    =======     =======
  Total Investment ReturnB....      5.88 %     43.71 %    (7.31)%     13.35 %
  Ratios to Average Net
   Assets:
   Expenses...................      1.50 %A     1.50 %     1.50 %      1.50 %
   Net Investment Income
    (Loss)....................     (0.87)%A    (0.61)%    (0.85)%     (0.63)%
  Supplementary Data:
   Portfolio Turnover Rate....     62.12 %     96.11 %   128.13 %     67.90 %
   Number of Shares
    Outstanding at End of
    Period
    (000's omitted)...........      3,100       2,447      1,742         420

 --------
 A Annualized.
 B Total Investment Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
*From Commencement of Operations October 6, 1992.
See Notes to Financial Statements.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      GOLD FUND
--------------------------------------------------------------------------------
                                       FOR THE SIX   FOR THE     FOR THE
                                       MONTHS ENDED YEAR ENDED PERIOD ENDED
                                       DECEMBER 31,  JUNE 30,    JUNE 30,
                                           1995        1995       1994*
                                       ------------ ---------- ------------
  Per Share Operating Performance:
   Net Asset Value -- Beginning of
    Period...........................    $ 9.89      $ 9.52      $10.00
                                         -------     -------     -------
   Net Investment Income (Loss)......     (0.028)     (0.047)     (0.008)
   Net Realized and Unrealized Gains
    (Losses) on Securities...........     (0.702)      0.417      (0.472)
                                         -------     -------     -------
   Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.......................     (0.730)      0.370      (0.480)
   Dividends to Shareholders.........        --          --          --
   Distributions to Shareholders from
    Net Realized Capital Gains.......        --          --          --
                                         -------     -------     -------
   Net Increase (Decrease) in Net
    Asset Value......................     (0.73)       0.37       (0.48)
                                         -------     -------     -------
   Net Asset Value -- End of Period..    $ 9.16      $ 9.89      $ 9.52
                                         =======     =======     =======
  Total Investment ReturnB...........     (7.38)%      3.89 %     (4.80)%
  Ratios to Average Net Assets:
   Expenses..........................      1.70 %A     1.70 %      1.68 %
   Net Investment Income (Loss)......     (0.58)%A    (0.51)%     (0.25)%
  Supplementary Data:
   Portfolio Turnover Rate...........     38.76 %     51.23 %     22.85 %
   Number of Shares Outstanding at
    End of Period (000's omitted)....        656         687         672

--------
 A Annualized.
 B Total Investment Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
*From Commencement of Operations March 7, 1994.
See Notes to Financial Statements.

December 31, 1995                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Cappiello-Rushmore Trust ("Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end investment company and is authorized to issue an unlimited number of shares. The Trust consists of four separate portfolios ("Funds"), each with a different investment objective. The following is a summary of significant accounting policies which the Funds follow:

   (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Funds' securities in good faith. The trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Funds' instruments are valued at fair value.

   (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

   (c) Dividends from net investment income are declared and paid annually in the Growth, Emerging Growth and Gold Funds and quarterly in the Utility Income Fund. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

   (d) For Federal income tax purposes, each Fund of the Trust is treated as a separate corporation. Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute all net investment income and realized capital gains to their shareholders. If for some reason one or more Funds fails to qualify as a regulated investment company, the Investment Adviser and Administrator will indemnify the Fund. Therefore, no Federal income tax provision is required.

2. Investment Advisory and Administrative Services

  Investment advisory services are provided by McCullough, Andrews and Cappiello, Inc., ("Adviser"). Under an agreement with the Adviser, the Trust pays a fee at the annual rate of 0.50% of the daily net assets of the Growth and Emerging Growth Funds, 0.70% of the daily net assets of the Gold Fund and 0.35% of the daily net assets of the Utility Income Fund. Certain Trustees of the Trust are affiliated with the Adviser.

  The Trust has contracted with Money Management Associates ("Administrator") to provide Administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and .70% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Administrator.

  Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets.

3. Securities Transactions

  For the period ended December 31, 1995, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                    UTILITY                EMERGING
                                  INCOME FUND GROWTH FUND GROWTH FUND GOLD FUND
                                  ----------- ----------- ----------- ----------
  Purchases...................... $7,197,059  $15,342,660 $43,175,821 $2,664,228
                                  ----------  ----------- ----------- ----------
  Sales.......................... $4,999,962  $ 9,064,339 $30,370,988 $2,541,736
                                  ----------  ----------- ----------- ----------

December 31, 1995                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
4. Share Transactions

  Transactions in shares and dollars of the Trust for the period ended December 31, 1995 were as follows:

                              UTILITY                     EMERGING
                            INCOME FUND   GROWTH FUND   GROWTH FUND    GOLD FUND
                            ------------  ------------  ------------   ---------
  In Shares
   Shares Sold............     1,733,435     1,244,259     5,306,197     1,173,445
   Shares Issued in
    Reinvestment of
    Dividends.............        34,642           --         18,518           --
                            ------------  ------------  ------------  ------------
                               1,768,077     1,244,259     5,324,715     1,173,445
   Shares Redeemed........    (1,589,311)     (941,432)   (4,671,551)   (1,204,631)
                            ------------  ------------  ------------  ------------
   Net Increase (Decrease)
    in Shares.............       178,766       302,827       653,164       (31,186)
                            ============  ============  ============  ============
  In Dollars
   Shares Sold............  $ 17,225,638  $ 20,114,394  $ 88,073,655  $ 11,138,137
   Shares Issued in
    Reinvestment of
    Dividends.............       354,025           --        291,283           --
                            ------------  ------------  ------------  ------------
                              17,579,663    20,114,394    88,364,938    11,138,137
   Shares Redeemed........   (15,545,212)  (15,192,051)  (76,553,921)  (11,441,605)
                            ------------  ------------  ------------  ------------
   Net Increase in Dol-
    lars..................  $  2,034,451  $  4,922,343  $ 11,811,017  $   (303,468)
                            ============  ============  ============  ============

5. Net Unrealized Appreciation/Depreciation of Investments

  Unrealized appreciation (depreciation) as of December 31, 1995, based on the cost for Federal income tax purposes is as follows:

                               UTILITY                  EMERGING
                             INCOME FUND  GROWTH FUND  GROWTH FUND  GOLD FUND
                             -----------  -----------  -----------  ----------
  Gross Unrealized Appreci-
   ation...................  $ 2,543,618  $ 6,243,164  $11,888,216  $  249,888
  Gross Unrealized Depreci-
   ation...................      (57,020)  (1,319,209)  (5,704,423)   (301,452)
                             -----------  -----------  -----------  ----------
  Net Unrealized
   Appreciation............  $ 2,486,598  $ 4,923,955  $ 6,183,793  $  (51,564)
                             ===========  ===========  ===========  ==========
  Cost of Investments for
   Federal Income Tax Pur-
   poses...................  $18,130,639  $21,941,407  $44,104,411  $7,569,529
                             ===========  ===========  ===========  ==========

December 31, 1995                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
6. Net Assets

  At December 31, 1995, net assets consisted of the following:

                               UTILITY                  EMERGING
                             INCOME FUND  GROWTH FUND  GROWTH FUND  GOLD FUND
                             -----------  -----------  -----------  ----------
Paid-in Capital............  $20,223,952  $20,449,209  $41,368,084  $6,136,825
Undistributed Net
 Investment Income (Loss)..        8,118      (22,632)    (244,315)    (21,502)
Accumulated Net Realized
 Gain (Loss) on
 Investments...............   (1,337,506)   1,359,390    1,083,643    (318,726)
Net Unrealized Appreciation
 on Investments............    2,523,878    4,926,620    6,555,172     209,534
                             -----------  -----------  -----------  ----------
Net Assets.................  $21,418,442  $26,712,587  $48,762,584  $6,006,131
                             ===========  ===========  ===========  ==========

7. Federal Income Tax

  Each Fund of the Trust has adopted Statement of Position 93-2; Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Adoption of this standard results in the reclassification to paid-in capital of permanent differences between tax and financial reporting of net investment income and realized gains/(losses). As of June 30, 1995, the effect of permanent differences between tax and financial reporting of net investment losses as shown below resulted in a reclassification of such losses to paid-in capital:

                             UTILITY                EMERGING
                           INCOME FUND GROWTH FUND GROWTH FUND GOLD FUND
                           ----------- ----------- ----------- ---------
  Reduction of paid-in
   capital................    $--        $11,780    $279,593    $37,250

  At June 30, 1995, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                    UTILITY                EMERGING
  EXPIRES JUNE 30,                INCOME FUND GROWTH FUND GROWTH FUND GOLD FUND
  ----------------                ----------- ----------- ----------- ----------
  1998........................... $      --    $    --    $      --   $1,289,399
  1999...........................        --         --       953,933         --
  2000...........................        --         --           --      434,866
  2001...........................        --      11,388      287,195     281,566
  2002...........................    248,705    810,143      147,771         --
  2003...........................  1,421,534        --           --          --
                                  ----------   --------   ----------  ----------
    Total........................ $1,670,239   $821,531   $1,388,899  $2,005,831
                                  ==========   ========   ==========  ==========

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                      CAPPIELLO-
                                                                        RUSHMORE
                                                                           TRUST
                                                             UTILITY INCOME FUND
                                                                     GROWTH FUND
                                                            EMERGING GROWTH FUND
                                                                       GOLD FUND
--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                               DECEMBER 31, 1995


                                  [LOGO OF CAPPIELLO RUSHMORE FUND APPEARS HERE]


[LOGO OF RECYCLED PAPER APPEARS HERE]

[LOGO OF SOY INK APPEARS HERE]